UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103

Form 13F File Number:    28-2644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lori A. Smith
Title:    Chief Operating Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:

     Lori A. Smith     Tulsa, OK     August 12, 1999

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $242645
                                            (Thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORPORATION            COM              001957109     9724   174220 SH       SOLE                   174220
ABACUS DIRECT CORP.            COM              002553105      653     7140 SH       SOLE                     7140
AMERICA ONLINE INC.            COM              02364J104    11564   105123 SH       SOLE                   105123
AMERICAN EXPRESS               COM              025816109     8458    64998 SH       SOLE                    64998
AUTOMATIC DATA PROCESSING      COM              053015103     7712   175266 SH       SOLE                   175266
BRISTOL-MYERS SQUIBB CO.       COM              110122108     7098   100771 SH       SOLE                   100771
CISCO SYSTEMS                  COM              17275R102    14582   226301 SH       SOLE                   226301
CITIGROUP INC                  COM              172967101      334     7030 SH       SOLE                     7030
COCA-COLA COMPANY, THE         COM              191216100      275     4433 SH       SOLE                     4433
E M C CORPORATION              COM              268648102    10708   194686 SH       SOLE                   194686
EQUIFAX                        COM              294429105     6063   169895 SH       SOLE                   169895
EXXON CORPORATION              COM              302290101     1199    15540 SH       SOLE                    15540
FANNIE MAE                     COM              313586109      819    12000 SH       SOLE                    12000
FRONTIER CORP                  COM              35906P105     5359    91417 SH       SOLE                    91417
GENERAL ELECTRIC COMPANY       COM              369604103      704     6230 SH       SOLE                     6230
GILLETTE COMPANY               COM              375766102     1100    26838 SH       SOLE                    26838
HALIBURTON COMPANY             COM              406216101      472    10425 SH       SOLE                    10425
HOME DEPOT                     COM              437076102     5193    80593 SH       SOLE                    80593
I B M CORPORATION              COM              459200101     7001    54169 SH       SOLE                    54169
INTEL CORP.                    COM              458140100    10647   178942 SH       SOLE                   178942
JDS UNIPHASE CORP.             COM              46612J101     7116    42866 SH       SOLE                    42866
JOHNSON & JOHNSON              COM              478160104     9650    98471 SH       SOLE                    98471
LEXMARK INTL                   COM              529771107     3526    53835 SH       SOLE                    53835
LILLY ELI & COMPANY            COM              532457108      761    10625 SH       SOLE                    10625
LUCENT TECHNOLOGIES            COM              549463107     9637   142901 SH       SOLE                   142901
MARSH & MCLENNAN COS. INC.     COM              571748102     6289    83090 SH       SOLE                    83090
MCI WORLDCOM INC.              COM              55268B106      296     3444 SH       SOLE                     3444
MERCK & CO INC                 COM              589331107      972    13200 SH       SOLE                    13200
MICROSOFT CORPORATION          COM              594918104    25987   288147 SH       SOLE                   288147
MOBIL CORPORATION              COM              607059102      719     7280 SH       SOLE                     7280
NEWELL RUBBERMAID INC.         COM              651229106     2601    56090 SH       SOLE                    56090
NOKIA CORPORATION ADR A        ADR              654902204    12755   139305 SH       SOLE                   139305
PEPSICO, INC.                  COM              713448108      612    15813 SH       SOLE                    15813
PFIZER INC                     COM              717081103     5890    54035 SH       SOLE                    54035
PHILIP MORRIS COMPANIES INC.   COM              718154107      281     6985 SH       SOLE                     6985
PROCTER & GAMBLE               COM              742718109      426     4778 SH       SOLE                     4778
QUALCOMM INC.                  COM              747525103     6102    42526 SH       SOLE                    42526
ROYAL DUTCH PETROLEUM CO. ADR  ADR              780257804      414     6868 SH       SOLE                     6868
SBC COMMUNICATIONS INC.        COM              78387G103      232     4000 SH       SOLE                     4000
SCHLOTZSKYS INC                COM              806832101      823    75260 SH       SOLE                    75260
SCHLUMBERGER                   COM              806857108      451     7083 SH       SOLE                     7083
STATE STREET BANK CORP.        COM              857477103     6122    71708 SH       SOLE                    71708
STRAYER EDUCATION INC.         COM              863236105     3771   122895 SH       SOLE                   122895
SUN MICROSYSTEMS INC.          COM              866810104    12102   175706 SH       SOLE                   175706
SYNTROLEUM CORP                COM              871630109      159    17800 SH       SOLE                    17800
T. ROWE PRICE ASSOCIATES INC.  COM              741477103     1262    32893 SH       SOLE                    32893
THE WILLIAMS COMPANIES, INC.   COM              969457100      558    13120 SH       SOLE                    13120
VERITAS SOFTWARE CORP.         COM              923436109     3678    38740 SH       SOLE                    38740
VINTAGE PETROLEUM INC.         COM              927460105      697    64800 SH       SOLE                    64800
WAL-MART STORES, INC.          COM              931142103     1718    35611 SH       SOLE                    35611
WARNER LAMBERT                 COM              934488107     1016    14700 SH       SOLE                    14700
WILLIAMS SONOMA INC            COM              969904101     6357   182600 SH       SOLE                   182600